Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants granted					57,143
Warrants exercise price					$ 420
Warrants expiring date					Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement	The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period	$ 0	$ 92,685	$ 178,917	$ 822,316
Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants granted					119,286
Warrants exercise price					$ 280
Description of vesting requirements for share-based payment arrangement	The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period	$ 0		$ 0	$ 1,113,884
Warrants AMI | Warrants Expiring on October 3, 2024
Class Of Warrant Or Right [Line Items]
Number of warrants granted					85,715
Warrants expiring date					Oct. 03, 2024
Warrants AMI | Warrants Expiring on February 5, 2025
Class Of Warrant Or Right [Line Items]
Number of warrants granted					33,572
Warrants expiring date					Feb. 05, 2025